PORTICO FUNDS, INC.
                            615 East Michigan Street
                            Milwaukee, WI 53201-3011

                                November 7, 1997


VIA EDGAR TRANSMISSION



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Portico Funds, Inc.
     (1933 Act Registration No. 33-18255)
     (1940 Act Registration No. 811-5380)


Ladies and Gentlemen:

     On behalf of Portico Funds, Inc. (the "Company") I hereby certify that pursuant to paragraph (j) of Rule 497 of the Securities Act of 1933 (the
"1933 Act"), the Statement of Additional Information dated November 1, 1997 for the Portico Balanced Income Fund that would have been filed under paragraph
(c) of Rule 497 of the 1933 Act would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 32 to the Company's Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, which was filed on October 30, 1997.

     If you should have any questions or comments regarding this filing, do not hesitate to contact Joan O. Swirsky, Esq. at (215) 988-2601.

                              Very truly yours,

                              Portico Funds, Inc.

                              By:  /s/ Mary Ellen Stanek
                                   ---------------------
                                    Vice President